UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2014

WESTERN ASSET

INSTITUTIONAL AMT FREE

MUNICIPAL MONEY
MARKET FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income that is exempt from federal income tax* to the extent consistent with preservation of capital and the maintenance of liquidity.

*	Certain investors may be subject to the federal alternative minimum tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Institutional AMT Free Municipal Money Market Fund for the six-month reporting period ended February 28, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

March 28, 2014

II	Western Asset Institutional AMT Free Municipal Money Market Fund

Investment commentary

Economic review

While the pace was uneven, the U.S. economy continued to grow over the six months ended February 28, 2014 (the “reporting period”). Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 2.5% during the second quarter of 2013. The economy then gathered some momentum during the third quarter, with GDP growth of 4.1%, its best reading since the fourth quarter of 2011. Stronger growth was driven, in part, by an increase in private inventory investment, a deceleration in imports and accelerating state and local government spending. The U.S. Department of Commerce’s final reading for fourth quarter 2013 GDP growth, released after the reporting period ended, was 2.6%. Slower growth was due to several factors, including a deceleration in private inventory investment, declining federal government spending and less residential fixed investments.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.2%. Unemployment then declined to 7.0% in November, 6.7% in December and 6.6% in January 2014, the latter being its lowest level since October 2008. Unemployment then ticked up to 6.7% in February 2014. Lower unemployment during the period was partially due to a decline in the workforce participation rate, which was 63.0% in February 2014, close to its lowest level since 1978. The number of longer-term unemployed remained elevated, as roughly 37.0% of the 10.5 million Americans looking for work in February 2014 had been out of work for more than six months. In contrast, 35.8% had been out of work for more than six months in January 2014.

Sales of existing-homes declined at times during the reporting period given rising mortgage rates and weather-related factors. According to the National Association of Realtors (“NAR”), after rising in December 2013, existing-home sales fell 5.1% on a seasonally adjusted basis in January 2014 and 0.4% in February 2014, both versus the previous month’s sales. However, the NAR reported that the median existing-home price for all housing types was $189,000 in February 2014, up 9.1% from February 2013. The inventory of homes available for sale in February 2014 was 6.4% higher than the previous month at a 5.2 month supply at the current sales pace and 5.3% higher than in February 2013.

The manufacturing sector continued to expand, although it moderated toward the end of the reporting period. Based on revised figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, manufacturing expanded during all six months of the reporting period. It peaked in October 2013, with a PMI of 57.0 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). This represented the PMI’s highest reading since April 2011. The PMI then moderated somewhat in December 2013 to 56.5 and fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up to 53.2 in February 2014. During February 2014, fourteen of the eighteen industries within the PMI expanded, versus eleven expanding the prior month.

Western Asset Institutional AMT Free Municipal Money Market Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, then Fed Chairman Ben Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year.” In a surprise to many investors, at its meeting that ended on September 18, 2013, the Fed did not taper its asset purchase program and said that it “…decided to await more evidence that progress will be sustained before adjusting the pace of its purchases.” At its meeting that concluded on December 18, 2013, the Fed announced that it would begin reducing its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.” At the Fed’s meeting that concluded on January 29, 2014, it announced that in February 2014 it would further taper its asset purchases, to a total of $65 billion a month ($30 billion per month of agency MBS and $35 billion per month of longer-term Treasury securities). This was Ben Bernanke’s final meeting as the Chairman of the Federal Reserve Board. Janet Yellen was approved by the U.S. Senate in January 2014, and became Chair of the Fed on February 3, 2014. Finally, at its meeting that concluded on March 19, 2014, after the reporting period ended, the Fed announced a further tapering of its asset purchases in April to a total of $55 billion a month ($25 billion per month of agency MBS and $30 billion per month of longer-term Treasuries).

Q. Did Treasury yields trend higher or lower during the six months ended February 28, 2014?

A. Both short- and long-term Treasury yields edged lower during the reporting period. When the period began, the yield on the two-year Treasury was 0.39%. It fell as low as 0.28% on several occasions in November and early December 2013, and was as high as 0.52% on September 5, 2013, before ending the period at 0.33%. The yield on the ten-year Treasury began the period at 2.78%. Ten-year Treasuries reached a low of 2.51% on October 23, 2013 and peaked at 3.04% on December 31, 2013, before moving down to 2.66% at the end of the period.

Q. What factors impacted money market yields during the reporting period?

A. While the Fed started tapering its monthly asset purchase program, it kept the federal funds rate at a historically low range between zero and 0.25%. Against this

IV	Western Asset Institutional AMT Free Municipal Money Market Fund

backdrop, the yields available from money market securities remained extremely low during the six months ended February 28, 2014.

Performance review

As of February 28, 2014, the seven-day current yield for Institutional Shares of Western Asset Institutional AMT Free Municipal Money Market Fund was 0.04% and the seven-day effective yield, which reflects compounding, was 0.04%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset Institutional AMT Free Municipal Money Market Fund Yields as of February 28, 2014 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Institutional Shares	0.04%	0.04%
Investor Shares	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Institutional Shares would have been -0.22% and the seven-day current yield and the seven-day effective yield for Investor Shares would have been -0.32.

The manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

March 28, 2014

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Institutional AMT Free Municipal Money Market Fund	V

Investment commentary (cont’d)

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

VI	Western Asset Institutional AMT Free Municipal Money Market Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph represents the composition of the Fund’s investments as of February 28, 2014 and August 31, 2013. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2013 and held for the six months ended February 28, 2014, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]								Based on hypothetical total return[1]
	Actual Total Return[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Institutional Shares	0.02%		$1,000.00	$1,000.20	0.07%	$0.35	[4]	Institutional Shares	5.00%	$1,000.00	$1,024.45	0.07%	$0.35
Investor Shares[5]	0.00	*	1,000.00	1,000.00	0.07	0.13	[6]	Investor Shares	5.00	1,000.00	1,024.45	0.07	0.35

2	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

[1]	For the six months ended February 28, 2014.

[2]

Assumes the reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	In order to maintain a minimum yield, additional waivers were implemented.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]	For the period December 23, 2013 (inception date) to February 28, 2014.

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (68), then divided by 365.

*	Amount represents less than 0.005%.

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	3

Schedule of investments (unaudited)

February 28, 2014

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Alabama — 3.0%
Huntsville, AL, Health Care Authority, TECP	0.110%	5/1/14	$13,125,000	$13,125,000
Huntsville, AL, Health Care Authority, TECP	0.090%	5/15/14	7,200,000	7,200,000
Total Alabama				20,325,000
Alaska — 2.5%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.030%	4/1/29	16,635,000	16,635,000	(a)(b)
Matanuska-Susitna Borough, AK, GO, AMBAC	5.000%	4/1/14	245,000	245,985
Total Alaska				16,880,985
Arizona — 0.3%
Arizona State Unemployment Insurance Revenue, TAN	1.500%	5/7/14	1,900,000	1,904,618
Pima County, AZ, USD, No. 1 Tucson, GO, Refunding Bonds	4.000%	7/1/14	300,000	303,796
Total Arizona				2,208,414
California — 4.3%
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.040%	5/15/35	1,560,000	1,560,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue:
Buck Institute for Age Research, LOC-U.S. Bank N.A.	0.020%	11/15/37	275,000	275,000	(a)(b)
Loyola High School District, LOC-First Republic Bank, FHLB	0.040%	12/1/35	2,000,000	2,000,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.020%	12/1/16	800,000	800,000	(a)(b)
California State, GO, LOC-Bank of Montreal	0.030%	5/1/33	5,200,000	5,200,000	(a)(b)
California Statewide CDA Revenue, Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.020%	4/1/33	100,000	100,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue:
Power System, Barclays Bank PLC	0.020%	7/1/35	700,000	700,000	(a)(b)
Royal Bank of Canada	0.020%	7/1/35	17,300,000	17,300,000	(a)(b)
Roseville, CA, Joint Union High School District, GO, TRAN	2.000%	9/18/14	1,000,000	1,009,332
Total California				28,944,332
Colorado — 0.6%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.040%	12/1/15	1,035,000	1,035,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.040%	7/1/27	133,000	133,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.040%	10/1/30	2,760,000	2,760,000	(a)(b)
Total Colorado				3,928,000
Connecticut — 1.6%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.030%	12/1/39	4,200,000	4,200,000	(a)(b)

See Notes to Financial Statements.

4	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Connecticut State HEFA Revenue:
Hotchkiss School, SPA-U.S. Bank N.A.	0.030%	7/1/30	$1,600,000	$1,600,000	(a)(b)
Yale-New Haven Hospital, LOC-JPMorgan Chase	0.030%	7/1/25	300,000	300,000	(a)(b)
Hartford, CT, GO, BAN	2.000%	4/10/14	2,600,000	2,604,886
Orange, CT, GO, BAN	1.000%	7/21/14	2,000,000	2,006,210
Total Connecticut				10,711,096
District of Columbia — 2.4%
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.050%	12/1/37	5,520,000	5,520,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.050%	10/1/37	3,915,000	3,915,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.030%	2/1/48	6,815,000	6,815,000	(a)(b)
Total District of Columbia				16,250,000
Florida — 4.7%
Florida State Turnpike Authority Revenue, Department of Transportation	4.000%	7/1/14	300,000	303,715
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.020%	11/15/26	1,900,000	1,900,000	(a)(b)
Adventist Health System	0.030%	11/15/34	4,400,000	4,400,000	(a)(b)
Adventist Health System	0.040%	11/15/35	2,000,000	2,000,000	(a)(b)
Hospital Adventist Health System	0.020%	11/15/33	15,000,000	15,000,000	(a)(b)
JEA, FL, St. Johns River Power Park System Revenue	4.000%	10/1/14	130,000	132,850
JEA, FL, Water & Sewer Revenue	2.000%	10/1/14	255,000	257,601
JEA, FL, Water & Sewer Revenue	4.000%	10/1/14	150,000	153,290
Marion County, FL, School District Revenue, TAN	1.000%	6/30/14	3,900,000	3,909,181
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.040%	6/1/25	1,595,000	1,595,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue	4.000%	10/1/14	100,000	102,205
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.160%	7/1/37	1,955,000	1,955,000	(a)(b)
Total Florida				31,708,842
Georgia — 0.8%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.040%	10/1/33	3,800,000	3,800,000	(a)(b)
Gwinnett County, GA, Water & Sewerage Authority Revenue, County GTD	4.000%	8/1/14	300,000	304,737
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, PNC Bank	0.030%	7/1/25	1,125,000	1,125,000	(a)(b)
Total Georgia				5,229,737

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 9.6%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.090%	1/1/27	$2,000,000	$2,000,000	(a)(b)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York Mellon	0.070%	1/1/19	15,115,000	15,115,000	(a)(b)
Illinois Development Finance Authority Revenue, Goodman Theatre Project, LOC-Bank One N.A., Northern Trust Co.	0.040%	12/1/33	2,900,000	2,900,000	(a)(b)
Illinois Finance Authority Revenue:
Dominican University, LOC-JPMorgan Chase	0.040%	3/1/36	3,865,000	3,865,000	(a)(b)
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.140%	2/1/34	6,155,000	6,155,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.030%	10/1/30	6,410,000	6,410,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.040%	10/1/37	10,000,000	10,000,000	(a)(b)
Northwestern Memorial Hospital, SPA-UBS AG	0.040%	8/15/42	1,875,000	1,875,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.070%	10/1/39	1,570,000	1,570,000	(a)(b)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC-PNC Bank N.A.	0.040%	3/1/32	4,450,000	4,450,000	(a)(b)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.030%	4/1/31	1,000,000	1,000,000	(a)(b)
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.030%	6/1/35	3,600,000	3,600,000	(a)(b)
University of Illinois, COP, PART, SPA-Bank of America	0.030%	8/15/21	5,400,000	5,400,000	(a)(b)
Total Illinois				64,340,000
Indiana — 3.4%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.030%	6/1/40	5,900,000	5,900,000	(a)(b)
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.160%	2/1/23	2,625,000	2,625,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.030%	4/15/39	4,580,000	4,580,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.030%	5/1/34	2,630,000	2,630,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.020%	3/1/40	7,000,000	7,000,000	(a)(b)
Total Indiana				22,735,000
Iowa — 0.2%
Ankeny, IA, GO	2.000%	6/1/14	150,000	150,649
Cedar Rapids, IA, GO	2.000%	6/1/14	100,000	100,443

See Notes to Financial Statements.

6	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Iowa — continued
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.020%	2/15/39	$990,000	$990,000	(a)(b)
Sioux City, IA, GO, NATL	4.000%	6/1/14	100,000	100,949
Total Iowa				1,342,041
Kansas — 0.1%
Kansas State Development Finance Authority Revenue, University of Kansas Projects	4.000%	5/1/14	625,000	629,010
Kentucky — 2.3%
Berea, KY, Educational Facilities Revenue, Berea College Project	0.040%	6/1/29	1,000,000	1,000,000	(a)(b)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.020%	4/1/36	6,695,000	6,695,000	(a)(b)
Breckinridge County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank	0.030%	2/1/32	1,200,000	1,200,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.050%	8/15/38	3,800,000	3,800,000	(a)(b)
Trimble County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank N.A.	0.030%	12/1/38	1,010,000	1,010,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.040%	7/1/38	1,715,000	1,715,000	(a)(b)
Total Kentucky				15,420,000
Louisiana — 5.7%
Louisiana State PFA Revenue:
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.030%	9/2/33	6,900,000	6,900,000	(a)(b)
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.030%	9/2/39	11,925,000	11,925,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.040%	12/1/40	19,200,000	19,200,000	(a)(b)
Total Louisiana				38,025,000
Maryland — 1.3%
Anne Arundel County, MD, GO, Consolidated Water & Sewer	3.500%	4/1/14	100,000	100,287
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.030%	7/1/41	4,900,000	4,900,000	(a)(b)
Maryland State, GO, State & Local Facilities Loan First	5.000%	3/1/14	100,000	100,000
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.030%	7/1/36	1,555,000	1,555,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.050%	11/1/29	2,000,000	2,000,000	(a)(b)
Total Maryland				8,655,287

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — 1.6%
Harvard, MA, GO, BAN	1.000%	6/25/14	$740,000	$741,405
Holden Town, MA, GO, BAN	1.000%	6/20/14	1,300,000	1,303,037
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.040%	9/1/31	2,755,000	2,755,000	(a)(b)
Partners Healthcare System, LOC-Bank of New York	0.040%	7/1/48	2,500,000	2,500,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.020%	7/1/46	1,900,000	1,900,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.030%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State, GO, Consolidated Loan	5.000%	8/1/14	100,000	102,011
Stoughton, MA, GO, BAN	1.000%	3/28/14	908,000	908,497
Total Massachusetts				10,809,950
Michigan — 0.4%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.030%	1/1/26	2,500,000	2,500,000	(a)(b)
Minnesota — 0.0%
Minnesota State, GO, Various Purpose	4.000%	8/1/14	100,000	101,568
Mississippi — 0.4%
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue, Chevron U.S.A. Inc.	0.030%	11/1/35	3,000,000	3,000,000	(a)(b)
Missouri — 2.1%
Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America	0.040%	6/1/37	2,900,000	2,900,000	(a)(b)
Missouri State HEFA Revenue, BJC Health System	0.030%	5/15/38	10,200,000	10,200,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue, St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.050%	2/1/33	900,000	900,000	(a)(b)
Missouri State Highways & Transit Commission, State Road Revenue, First Lien	4.250%	5/1/14	150,000	151,049
Total Missouri				14,151,049
Montana — 0.3%
Montana Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System SPA-JPMorgan Chase	0.050%	12/1/35	1,930,000	1,930,000	(a)(b)
Nebraska — 0.0%
Lincoln West Haymarket, NE, Joint Public Agency, GO	2.000%	12/15/14	220,000	222,989
New Hampshire — 0.1%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.030%	12/1/36	410,000	410,000	(a)(b)
New Hampshire State, GO, Capital Improvement	4.000%	3/1/14	100,000	100,000
Total New Hampshire				510,000

See Notes to Financial Statements.

8	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 2.0%
Cresskill, NJ, GO, General Improvement	1.000%	3/1/14	$125,000	$125,000
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/23/14	1,300,000	1,301,765
Lower Township, NJ, Municipal Utilities Authority Revenue	2.000%	12/1/14	185,000	187,107	(c)
Monmouth County, NJ, Improvement Authority Revenue, Governmental Pooled Loan Notes, County GTD	2.000%	12/4/14	1,200,000	1,216,414
Ocean County, NJ, GO, College Capital Improvement	2.000%	11/1/14	145,000	146,717
Princeton Borough, NJ, GO	2.000%	8/15/14	500,000	504,046
River Vale, NJ, GO:
BAN	1.000%	8/15/14	1,745,000	1,749,527
BAN	1.000%	10/10/14	6,925,000	6,949,394
South Brunswick Township, NJ, GO	1.000%	10/1/14	220,000	220,925
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Water Reclamation System Project Notes, County GTD	1.500%	2/13/15	1,184,000	1,196,397
Total New Jersey				13,597,292
New York — 10.9%
Albany, NY, GO	3.000%	7/1/14	260,000	262,252
Amherst, NY, GO, BAN	1.000%	7/17/14	1,320,000	1,322,880
Babylon, NY, GO, BAN	2.000%	8/15/14	1,200,000	1,209,746
Baldwinsville, NY, CSD, GO, BAN	1.000%	6/26/14	1,924,000	1,928,736
Chili, NY, GO, BAN	1.000%	12/19/14	500,000	500,873
Corinth, NY, CSD, GO, BAN	1.000%	12/18/14	1,044,181	1,046,829
East Hampton Town, NY, GO, BAN	1.000%	8/29/14	2,536,500	2,543,758
Hamburg Town, NY, GO, BAN	1.000%	7/10/14	1,259,900	1,262,373
Hamburg Village, NY, GO, BAN	0.750%	7/16/14	820,000	820,285
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/11/14	882,000	883,840
Kingston, NY, GO, BAN	1.000%	10/30/14	625,000	626,277
Lindenhurst, NY, GO, BAN — Public Improvement	1.000%	8/15/14	2,430,000	2,437,305
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.020%	12/1/29	4,800,000	4,800,000	(a)(b)
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/20/14	900,000	901,691
Mamaroneck Village, NY, GO, BAN	1.000%	9/4/14	1,800,000	1,805,967
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street B&T Co.	0.020%	11/1/22	800,000	800,000	(a)(b)
Nassau County, NY, GO, TAN	2.000%	9/15/14	4,750,000	4,787,417
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.040%	11/15/21	5,400,000	5,400,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, LOC-TD Bank N.A.	0.030%	8/1/29	6,200,000	6,200,000	(a)(b)
New York City, NY, GO, LOC-Bank of New York Mellon	0.030%	3/1/34	1,700,000	1,700,000	(a)(b)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.020%	5/1/18	$5,800,000	$5,800,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, HPS 50th Avenue Associates LLC, LOC-Wells Fargo Bank N.A.	0.020%	6/1/48	2,400,000	2,400,000	(a)(b)
New York City, NY, TFA:
New York City Recovery Project Revenue, SPA-Bank of New York Mellon	0.020%	11/1/22	2,490,000	2,490,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.030%	11/1/22	3,000,000	3,000,000	(a)(b)
New York, NY, GO, LOC-Mizuho Corporate Bank	0.030%	10/1/40	2,000,000	2,000,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/14	1,500,000	1,502,495
Pleasantville, NY, GO, BAN	1.000%	8/22/14	618,000	619,494
Seaford, NY, Union Free School District, GO, BAN	1.000%	7/11/14	3,870,000	3,878,355
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/27/14	1,900,000	1,904,299
Tonawanda, NY, GO, BAN	1.000%	6/12/14	1,900,000	1,902,452
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.030%	1/1/33	1,010,000	1,010,000	(a)(b)
Washington County, NY, GO, BAN	1.000%	6/13/14	1,315,000	1,317,237
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/20/14	1,535,000	1,538,073
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.030%	11/1/24	1,000,000	1,000,000	(a)(b)
Westmoreland, NY, CSD, GO, BAN	1.000%	6/27/14	1,430,000	1,430,439
Total New York				73,033,073
North Carolina — 12.9%
Charlotte, NC, Airport Revenue, Charlotte Douglas, LOC-Wells Fargo Bank N.A.	0.030%	7/1/39	1,065,000	1,065,000	(a)(b)
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.030%	6/1/33	13,000,000	13,000,000	(a)(b)
Charlotte, NC, Water & Sewer System Revenue:
SPA-Depfa Bank PLC	0.030%	7/1/36	3,200,000	3,200,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.030%	7/1/27	12,800,000	12,800,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.030%	5/1/24	1,930,000	1,930,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.030%	6/1/37	2,430,000	2,430,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.030%	11/1/38	5,000,000	5,000,000	(a)(b)

See Notes to Financial Statements.

10	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Meredith College, LOC-Wells Fargo Bank N.A.	0.040%	6/1/38	$595,000	$595,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.030%	6/1/33	2,725,000	2,725,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.030%	4/1/29	2,630,000	2,630,000	(a)(b)
North Carolina State, GO	5.000%	4/1/14	100,000	100,400
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.030%	7/1/29	12,400,000	12,400,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue:
SPA-Wells Fargo Bank N.A.	0.030%	3/1/35	14,200,000	14,200,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.030%	3/1/35	9,160,000	9,160,000	(a)(b)
Winston-Salem, NC, Water and Sewer System Revenue, Refunding, SPA-Dexia Credit Local	0.030%	6/1/28	5,000,000	5,000,000	(a)(b)
Total North Carolina				86,235,400
Ohio — 0.9%
Cincinnati, OH, GO	4.000%	12/1/14	300,000	308,486
Cincinnati, OH, GO, Various Purpose	2.000%	12/1/14	200,000	202,624
Cuyahoga, OH, GO, Various Purpose, Limited Tax	2.500%	12/1/14	100,000	101,678
Hamilton County, OH, Sewer System Revenue, Improvement, Metropolitan Sewer District, NATL	4.000%	12/1/14	100,000	102,767
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.120%	11/1/25	3,000,000	3,000,000	(a)(b)
Ohio State Building Authority Revenue, State Facilities, Adult Correctional Projects, NATL	5.250%	4/1/14	270,000	271,188
Ohio State, GO:
Common Schools	5.000%	9/15/14	200,000	205,114
Common Schools	0.030%	6/15/26	1,650,000	1,650,000	(a)(b)
Infrastructure Improvement	5.000%	3/1/14	125,000	125,000
Total Ohio				5,966,857
Oregon — 0.8%
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.040%	10/1/34	2,600,000	2,600,000	(a)(b)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.030%	6/1/28	1,645,000	1,645,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.030%	12/1/41	800,000	800,000	(a)(b)
Total Oregon				5,045,000
Pennsylvania — 6.8%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.030%	6/1/32	4,590,000	4,590,000	(a)(b)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.040%	12/1/37	$6,000,000	$6,000,000	(a)(b)
Allegheny County, PA, IDA Revenue, Western Pennsylvania School for Blind Children, SPA-PNC Bank N.A.	0.030%	7/1/31	5,000,000	5,000,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.050%	1/1/28	1,540,000	1,540,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.040%	9/1/29	6,710,000	6,710,000	(a)(b)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.020%	8/1/28	550,000	550,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.040%	11/1/26	5,800,000	5,800,000	(a)(b)
Montgomery County, PA, IDA Revenue:
Friends’ Central School Corp. Project, LOC-Wells Fargo Bank N.A.	0.040%	3/1/32	1,000,000	1,000,000	(a)(b)
LaSalle College, LOC-PNC Bank N.A.	0.030%	11/1/37	4,600,000	4,600,000	(a)(b)
Owen J. Roberts School District, GO	2.000%	8/15/14	200,000	201,541
Pennsylvania Economic Development Financing Authority, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.120%	8/1/26	1,600,000	1,600,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.030%	1/1/34	3,600,000	3,600,000	(a)(b)
Pennsylvania State Higher EFA Revenue, Association Independent Colleges & Universities, Waynesburg College, LOC-PNC Bank N.A.	0.050%	11/1/18	1,000,000	1,000,000	(a)(b)
Pennsylvania State, GO	5.000%	5/15/14	190,000	191,874
Pennsylvania State, GO, Refunding Bonds	5.250%	7/1/14	250,000	254,272
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.030%	11/1/29	2,530,000	2,530,000	(a)(b)
University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue	3.500%	9/15/14	250,000	254,295
Total Pennsylvania				45,421,982
Rhode Island — 0.3%
Cumberland, RI, GO, Temporary Notes	1.000%	6/12/14	1,850,000	1,852,602
South Carolina — 0.1%
South Carolina State Association of Governmental Organizations, COP	1.000%	3/1/14	745,000	745,000
South Carolina State, GO, State Economic Development	5.000%	4/1/14	100,000	100,422
Total South Carolina				845,422
South Dakota — 0.4%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	0.030%	1/1/44	2,420,000	2,420,000	(a)(b)

See Notes to Financial Statements.

12	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 0.6%
Blount County, TN, Public Building Authority, Local Government Public Improvement, LOC-Branch Banking & Trust	0.030%	6/1/39	$3,730,000	$3,730,000	(a)(b)
Hendersonville, TN, Utility District Waterworks & Sewer Revenue	4.000%	2/1/15	305,000	315,509
Total Tennessee				4,045,509
Texas — 6.5%
El Paso, TX, Water & Sewer Revenue	3.000%	3/1/14	200,000	200,000
Fort Worth, TX, GO, CTFS	5.000%	3/1/14	140,000	140,000
Guadalupe-Blanco River Authority, TX, Revenue, Western Canyon Regional Water Supply Project	1.000%	4/15/14	1,000,000	1,000,761
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Herman Healthcare System	0.030%	6/1/29	2,000,000	2,000,000	(a)(b)
Methodist Hospital	0.030%	12/1/24	100,000	100,000	(a)(b)
Methodist Hospital	0.030%	12/1/27	1,200,000	1,200,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.030%	12/1/41	1,235,000	1,235,000	(a)(b)
Houston, TX, GO, Public Improvement, NATL	5.250%	3/1/14	300,000	300,000
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.060%	8/1/38	3,910,000	3,910,000	(a)(b)
State of Texas, GO, Veterans, SPA-Bank of New York Mellon	0.040%	12/1/43	2,495,000	2,495,000	(a)(b)
Texas State, GO, Mobility Fund, Royal Bank of Canada	0.030%	4/1/30	5,990,000	5,990,000	(a)(b)
University of North Texas, TECP	0.090%	3/4/14	5,471,000	5,471,000
University of North Texas, TECP	0.050%	3/10/14	4,500,000	4,500,000
University of North Texas, TECP	0.070%	3/10/14	6,235,000	6,235,000
University of North Texas, TECP	0.070%	3/10/14	5,420,000	5,420,000
University of Texas	0.020%	8/1/16	1,000,000	1,000,000	(a)(b)
University of Texas, TX, Permanent University Fund Revenue	0.020%	7/1/38	2,670,000	2,670,000	(a)(b)
Total Texas				43,866,761
Vermont — 0.9%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.060%	7/1/37	5,920,000	5,920,000	(a)(b)
Virginia — 4.3%
Fairfax County, VA, GO, Public Improvement	5.000%	4/1/14	100,000	100,394
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.030%	12/1/33	3,350,000	3,350,000	(a)(b)
Loudoun County, VA, GO	5.000%	7/1/14	200,000	203,169
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute	0.020%	6/1/43	800,000	800,000	(a)(b)
Lynchburg, VA, GO, Public Improvement	5.000%	8/1/14	250,000	255,033

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Western Asset Institutional AMT Free Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.030%	1/1/35	$7,470,000	$7,470,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.030%	1/1/35	6,000,000	6,000,000	(a)(b)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A. Refunding, University Richmond Project	0.040%	11/1/36	4,600,000	4,600,000	(a)(b)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, LOC-PNC Bank N.A.	0.040%	7/1/42	6,000,000	6,000,000	(a)(b)
Virginia State Public School Authority Revenue	4.000%	4/15/14	200,000	200,911
Virginia State Public School Authority Revenue, School Educational Technology Notes	5.000%	4/15/14	100,000	100,579
Total Virginia				29,080,086
Washington — 2.4%
Pierce County, WA, School District No. 10 Tacoma, GO, AGM, School Board Guaranty	5.000%	6/1/14	100,000	101,210
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.030%	8/15/41	3,900,000	3,900,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.040%	1/1/27	6,800,000	6,800,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.040%	5/1/28	5,120,000	5,120,000	(a)(b)
Total Washington				15,921,210
Wisconsin — 1.7%
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.040%	8/1/27	2,100,000	2,100,000	(a)(b)
Madison, WI, Area Technical College, GO, Promissory Notes	3.000%	3/1/14	660,000	660,000
Sheboygan Falls, WI, Revenue, NAN	2.000%	6/3/14	1,025,000	1,027,401
Wisconsin State HEFA Revenue, Hospital Sisters Services, LOC-Bank of Montreal	0.030%	8/1/40	6,200,000	6,200,000	(a)(b)
Wisconsin State, GO	5.000%	5/1/14	550,000	554,592
Wisconsin State, GO	5.000%	5/1/14	100,000	100,816
Wisconsin State, GO:
NATL	5.000%	5/1/14	485,000	489,025
NATL	5.000%	5/1/14	100,000	100,819
Wisconsin State, GO, TECP, AGM	4.000%	5/1/14	100,000	100,645
Total Wisconsin				11,333,298
Wyoming — 0.8%
Sweetwater Country, WY, PCR, Pacific Corp., LOC-Bank of Nova Scotia	0.040%	12/1/20	1,200,000	1,200,000	(a)(b)
Uinta County, WY, PCR, Refunding, Chevron USA Inc. Project	0.030%	8/15/20	4,500,000	4,500,000	(a)(b)
Total Wyoming				5,700,000
Total Investments — 100.0% (Cost — $670,842,792#)				670,842,792
Other Assets in Excess of Liabilities — 0.0%				90,477
Total Net Assets — 100.0%				$670,933,269

See Notes to Financial Statements.

14	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

Western Asset Institutional AMT Free Municipal Money Market Fund

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NAN	— Note Anticipation Notes
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PART	— Partnership Structure
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

February 28, 2014

Western Asset Institutional AMT Free Municipal Money Market Fund

Summary of Investments by Industry†
Health care	23.2%
Education	23.0
General obligation	13.0
Industrial revenue	11.1
Water & sewer	8.2
Public facilities	7.0
Housing: multi-family	3.4
Miscellaneous	2.4
Finance	2.4
Housing: single family	1.8
Power	1.3
Pollution control	1.3
Transportation	1.0
Tax allocation	0.8
Utilities	0.1
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of February 28, 2014 and are subject to change.

Ratings table*
Standard & Poor’s/Moody’s/Fitch**
A-1	58.9%
VMIG 1	22.3
P-1	6.3
SP-1	3.5
AA/Aa	1.5
MIG 1	1.2
F-1	0.7
AAA/Aaa	0.4
NR	5.2
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Financial Statements.

16	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2014

Assets:
Investments, at value	$670,842,792
Cash	70,022
Interest receivable	538,393
Receivable for Fund shares sold	23,971
Receivable from investment manager	3,297
Prepaid expenses	35,245
Total Assets	671,513,720

Liabilities:
Payable for securities purchased	492,944
Payable for Fund shares repurchased	13,217
Service and/or distribution fees payable	1,336
Distributions payable	208
Accrued expenses	72,746
Total Liabilities	580,451
Total Net Assets	$670,933,269

Net Assets:
Par value (Note 6)	$6,709
Paid-in capital in excess of par value	671,084,402
Overdistributed net investment income	(92)
Accumulated net realized loss on investments	(157,750)
Total Net Assets	$670,933,269

Shares Outstanding:
Institutional Shares	624,104,741
Investor Shares	46,839,400

Net Asset Value:
Institutional Shares	$1.00
Investor Shares	$1.00

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended February 28, 2014

Investment Income:
Interest	$358,937

Expenses:
Investment management fee (Note 2)	815,354
Registration fees	34,434
Legal fees	34,282
Fund accounting fees	29,720
Audit and tax	19,367
Shareholder reports	17,732
Transfer agent fees (Note 4)	9,461
Insurance	6,688
Trustees’ fees	5,152
Service and/or distribution fees (Notes 2 and 4)	3,768
Custody fees	2,639
Miscellaneous expenses	3,491
Total Expenses	982,088
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(752,483)
Net Expenses	229,605
Net Investment Income	129,332
Net Realized Gain from Investments	462
Increase in Net Assets from Operations	$129,794

See Notes to Financial Statements.

18	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2014 (unaudited) and the Year Ended August 31, 2013	2014	2013

Operations:
Net investment income	$129,332	$304,071
Net realized gain (loss)	462	(1,665)
Increase in Net Assets From Operations	129,794	302,406

Distributions to Shareholders From (Notes 1 and 5):
Net investment income	(129,332)	(304,162)
Decrease in Net Assets From Distributions to Shareholders	(129,332)	(304,162)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	158,488,079	419,676,500
Reinvestment of distributions	122,580	282,719
Cost of shares repurchased	(144,875,596)	(627,019,477)
Increase (Decrease) in Net Assets From Fund Share Transactions	13,735,063	(207,060,258)
Increase (Decrease) in Net Assets	13,735,525	(207,062,014)

Net Assets:
Beginning of period	657,197,744	864,259,758
End of period*	$670,933,269	$657,197,744
* Includes overdistributed net investment income of:	$(92)	$(92)

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	19

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares[1]	2014[2,3]		2013[2]		2012[4]		2012[5]	2011[5]	2010[5]	2009[5]

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[6]	0.000	[6]	0.000	[6]	0.001	0.002	0.002	0.015
Net realized gain (loss)	0.000	[6]	(0.000)	[6]	(0.000)	[6]	0.000 [6]	0.000 [6]	(0.001)	(0.000)	[6]
Total income from operations	0.000	[6]	0.000	[6]	0.000	[6]	0.001	0.002	0.001	0.015

Less distributions from:
Net investment income	(0.000)	[6]	(0.000)	[6]	(0.000)	[6]	(0.001)	(0.002)	(0.001)	(0.015)
Net realized gains	—		—		—		—	—	—	(0.000)	[6]
Total distributions	(0.000)	[6]	(0.000)	[6]	(0.000)	[6]	(0.001)	(0.002)	(0.001)	(0.015)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Total return[7]	0.02%		0.04%		0.01%		0.10%	0.23%	0.15%	1.49%

Net assets, end of period (millions)	$624		$657		$864		$1,097	$1,256	$1,339	$2,015

Ratios to average net assets:
Gross expenses	0.30%[8]		0.30%		0.31%[8]		0.29%	0.28%	0.29%[9]	0.28%[9]
Net expenses[10,11,12]	0.07	[8,13]	0.15	[13]	0.20	[8,13]	0.22	0.20	0.24 [9]	0.26	[9]
Net investment income	0.04	[8]	0.04		0.05	[8]	0.10	0.21	0.16	1.53

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended February 28, 2014 (unaudited).

[4]	For the period June 1, 2012 through August 31, 2012.

[5]	For the year ended May 31.

[6]	Amount represents less than $0.001 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

Included in the expense ratios is the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.27% and 0.22% for the year ended May 31, 2010, respectively, and 0.25% and 0.23% for the year ended May 31, 2009, respectively.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[13]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

20	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Investor Shares[1]	2014[2]

Net asset value, beginning of period	$1.000

Income from operations:
Net investment income	0.000	[3]
Net realized gain	0.000	[3]
Total income from operations	0.000	[3]

Less distributions from:
Net investment income	(0.000)	[3]
Total distributions	(0.000)	[3]

Net asset value, end of period	$1.000
Total return[4]	0.00%[5]

Net assets, end of period (millions)	$47

Ratios to average net assets:
Gross expenses[6]	0.40%
Net expenses[6,7,8,9,10]	0.07
Net investment income[6]	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 23, 2013 (inception date) to February 28, 2013.

[3]	Amount represents less than $0.001 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Amount represents less than 0.005%.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Investor Shares did not exceed 0.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[10]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$670,842,792	—	$670,842,792

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

24	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Institutional and Investor Shares did not exceed 0.23% and 0.35%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The investment manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

During the six months ended February 28, 2014, fees waived and/or expenses reimbursed amounted to $752,483.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2014, the Fund did not invest in derivative instruments.

4. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Investor Class shares calculated at the annual rate of 0.10% of the average daily net assets. Service and distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Institutional Shares	—	$9,325
Investor Shares[1]	$3,768	136
Total	$3,768	$9,461

[1]	For the period December 23, 2013 (inception date) to February 28, 2014.

For the six months ended February 28, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Institutional Shares	$740,232
Investor Shares[1]	12,251
Total	$752,483

[1]	For the period December 23, 2013 (inception date) to February 28, 2014.

26	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

5. Distributions to shareholders by class

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
Net Investment Income:
Institutional Shares	$128,955	$304,162
Investor Shares[1]	377	—
Total	$129,332	$304,162

[1]	For the period December 23, 2013 (inception date) to February 28, 2014.

6. Shares of beneficial interest

At February 28, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
Institutional Shares
Shares sold	99,903,020	419,676,500
Shares issued on reinvestment	122,208	282,719
Shares repurchased	(133,129,565)	(627,019,477)
Net decrease	(33,104,337)	(207,060,258)

Investor Shares[1]
Shares sold	58,585,059	—
Shares issued on reinvestment	372	—
Shares repurchased	(11,746,031)	—
Net increase	46,839,400	—

[1]	For the period December 23, 2013 (inception date) to February 28, 2014.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

7. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s

Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal. In November 2013, the U.S. Court of Appeals for the Second Circuit issued a summary order affirming the dismissal of the case in its entirety. On November 26, 2013, Plaintiff filed a petition for panel rehearing and for rehearing en banc with the U.S. Court of Appeals for the Second Circuit. On January 13, 2014, the appeals court denied Plaintiff’s petition.

8. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

28	Western Asset Institutional AMT Free Municipal Money Market Fund 2014 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 11-12, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Institutional AMT Free Municipal Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and Sub-Advisory Agreement.

Western Asset Institutional AMT Free Municipal Money Market Fund	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper,

30	Western Asset Institutional AMT Free Municipal Money Market Fund

showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2013 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the Subadviser’s fee and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services to be rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Fund) classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and that its Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2015.

Western Asset Institutional AMT Free Municipal Money Market Fund	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered. The Board noted that the Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of the management fees paid by the other funds with the same Lipper investment classification/objective at all asset levels.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

32	Western Asset Institutional AMT Free Municipal Money Market Fund

Western Asset

Institutional AMT Free

Municipal Money Market Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Institutional AMT Free Municipal Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Institutional AMT Free Municipal Money Market Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Institutional AMT Free Municipal Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX014258 4/14 SR14-2178

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 23, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2014